Wilshire Private Assets Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Master Fund — 100.5%
Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	5,029,531	$60,656,149

Total Master Fund (Cost — $58,487,232)			60,656,149

Short Term Investment — 0.5%
Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 4.150%**	North America	277,662	277,662

Total Short Term Investment (Cost — $277,662)			277,662

Total Investments — 101.0% (Cost — $58,764,894)			$60,933,811
Other Assets and Liabilities, Net — (1.0)%			(604,386)
Net Assets — 100.0%			$60,329,425

**	The rate reported is the 7-day effective yield as of June 30, 2025.

DWP-QH-001-0900

Wilshire Private Assets Master Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Primary Private Fund Investments — 43.0%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Brevet Direct Lending (C)	6/9/2023	Quarterly	Global	Private Lending	$2,000,000		$—		(D)	$2,369,966
Buhuovc L.P.	3/8/2021	None	Asia-Pacific	Venture Capital	6,500,000		172,011		(D)	6,746,181
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	None	North America	Distressed Debt	4,000,000		1,442,951		(D)	1,981,449
Linden Structured Capital Fund L.P.	12/18/2020	None	North America	Buyout	6,500,000		580,041		(D)	8,936,144
MidOcean Absolute Return Credit Fund LP	11/1/2024	None	North America	Corporate Credit	2,475,000		—		(D)	2,923,229
RCP MB Investments B, L.P.	12/26/2021	None	North America	Buyout	1,000,000		—		(D)	1,066,467
Vista Equity Partners Hubble, L.P.	2/27/2025	None	North America	Buyout	2,330,000		260,378		(D)	2,068,064
Total Primary Private Fund Investments (Cost — $22,559,765)										26,091,500

Secondary Private Fund Investments — 33.5%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	None	UK, Europe and US	Infrastructure	6,000,000		1,863,982		(D)	4,467,513
Graphite Capital Partners VII A	7/19/2021	None	Europe	Buyout	1,044,282	(E)	11,036	(E)	(D)	180,928
Graphite Capital Partners VII C	7/19/2021	None	Europe	Buyout	189,872	(E)	2,023	(E)	(D)	40,921
Graphite Capital Partners VIII B L.P.	7/19/2021	None	Europe	Buyout	487,374	(E)	50,449	(E)	(D)	278,861
Graphite Capital Partners VIII D L.P.	7/19/2021	None	Europe	Buyout	2,781,939	(E)	288,700	(E)	(D)	1,756,345
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	None	Europe	Buyout	1,475,077	(E)	74,532	(E)	(D)	375,413
Star Mountain Strategic Credit Income Fund IV (Offshore), L.P.	10/16/2024	None	North America	Generalist	7,400,000		444,000		(D)	7,026,708
Valor M33 IV L.P.	11/22/2024	None	North America	Aerospace	—		—		(D)	2,787,590
Vector Capital V, L.P.	2/21/2025	None	North America	Buyout	2,931,401		161,235		(D)	3,124,170
Vector Capital VI, L.P.	3/19/2025	None	North America	Buyout	875,000		630,342		(D)	263,262
Total Secondary Private Fund Investments (Cost — $16,767,657)										20,301,711

Wilshire Private Assets Master Fund
Schedule of Investments
June 30, 2025 (Unaudited)

Co-Investment — 2.2%
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Bigtincan Holdings (Cayman), L.P	4/23/2025	None	North America	Technology	$—	—	(D)	$1,330,000
Total Co-Investment (Cost — $1,330,000)								1,330,000

Loan Participation — 3.3%
Description						Geographic Region	Face Amount	Fair Value
Merlin International, Inc.
14.424%, SOFR + 10.000%, 04/21/2026 (F)(G)						North America	2,000,000	2,000,000

Total Loan Participation (Cost — $2,000,000)								2,000,000

Short Term Investment — 18.1%
Description						Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional 4.150%**						North America	10,975,479	10,975,479
Total Short Term Investment (Cost — $10,975,479)								10,975,479
Total Investments — 100.1% (Cost — $53,632,901)								$60,698,690
Other Assets and Liabilities, Net — (0.1)%								(62,265)
Net Assets — 100.0%								$60,636,425

**	The rate reported is the 7-day effective yield as of June 30, 2025.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted in the Redemption Frequency column.

(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of June 30, 2025, was $46,393,211 or 76.5% of net assets. As of June 30, 2025, the aggregate cost of each investment restricted to sale was $2,000,000, $5,748,476, $2,391,073, $6,482,833, $2,863,000, $1,004,761, $2,069,622, $4,132,713, $111,499, $36,671, $273,884, $1,459,034, $214,199, $6,162,811, $1,531,239, $2,625,000, $220,607 respectively, totaling $39,327,422.
(C)	Initial lock-up period: six months to five years.
(D)	Investment does not issue shares.
(E)	Amount reflected in GBP currency.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Security value was determined by using significant unobservable inputs.

L.P. — Limited Partnership
SOFR — Secured Overnight Financing Rate

DWP-QH-001-0900